Schedule of Investments
Invesco Senior Loan ETF (BKLN)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests-91.40%(a)(b)
Aerospace & Defense-2.86%
Peraton Corp., First Lien Term Loan B (1 mo. SOFR + 3.85%)	9.00%	02/01/2028	$73,310	$69,932,907
TransDigm, Inc., Term Loan I (3 mo. SOFR + 3.25%)	8.15%	08/10/2028	35,147	34,996,514
				104,929,421
Air Transport-4.23%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan (3 mo. USD LIBOR + 4.75%)	10.00%	04/20/2028	39,574	39,811,773
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (3 mo. USD LIBOR + 5.25%)	10.21%	06/21/2027	30,566	31,697,729
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Term Loan (3 mo. SOFR + 3.75%)	8.80%	10/20/2027	27,118	28,120,150
United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	8.89%	04/21/2028	56,051	55,855,753
				155,485,405
Beverage & Tobacco-0.87%
Triton Water Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	8.66%	03/31/2028	33,555	31,870,114
Building & Development-1.68%
Cornerstone Building Brands, Inc., Term Loan B (1 mo. SOFR + 3.35%)	8.41%	04/12/2028	31,150	28,430,591
DTZ U.S. Borrower LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	7.90%	08/21/2025	1,679	1,634,817
LBM Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.90%	12/17/2027	34,573	31,777,380
				61,842,788
Business Equipment & Services-8.34%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan (1 mo. SOFR + 3.85%)	9.00%	05/12/2028	51,075	48,125,402
Asurion LLC
Second Lien Term Loan B-4 (1 mo. USD LIBOR + 5.25%)	10.40%	01/20/2029	34,111	28,006,334
Term Loan B-8 (1 mo. USD LIBOR + 3.25%)	8.40%	12/23/2026	35,756	33,143,704
Brand Industrial Services, Inc., Term Loan (1 mo. USD LIBOR + 4.25%)	9.38%	06/21/2024	31,947	30,357,694
Citrix Systems, Inc., Term Loan B (3 mo. SOFR + 4.60%)	9.50%	03/20/2029	49,367	45,251,748
Dun & Bradstreet Corp. (The), Term Loan (1 mo. USD LIBOR + 3.25%)	8.41%	02/06/2026	32,761	32,611,574
Mitchell International, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.88%	10/15/2028	10,187	9,677,980
Prime Security Services Borrower LLC, First Lien Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	7.84%	09/23/2026	11,247	11,190,911
Solera (Polaris Newco LLC), Term Loan B (3 mo. USD LIBOR + 4.00%)	9.16%	06/02/2028	43,262	38,903,394
Trans Union LLC, Term Loan (1 mo. SOFR + 2.25%)	7.52%	11/30/2028	29,196	29,011,404
				306,280,145
Cable & Satellite Television-3.47%
Charter Communications Operating LLC
Term Loan B-1 (3 mo. SOFR + 1.75%)	6.80%	04/30/2025	5	5,096
Term Loan B-2 (3 mo. SOFR + 1.75%)	6.90%	02/01/2027	38,629	37,917,094
CSC Holdings LLC
Term Loan (1 mo. USD LIBOR + 2.25%)	7.36%	07/17/2025	15,956	14,691,181
Term Loan (1 mo. USD LIBOR + 2.50%)	7.61%	04/15/2027	25,443	21,545,213
Virgin Media 02 - LG, Term Loan N (United Kingdom) (1 mo. USD LIBOR + 2.50%)	7.61%	01/31/2028	31,549	30,339,362
Vodafone Ziggo - LG, Term Loan I (1 mo. USD LIBOR + 2.50%)	7.61%	04/30/2028	24,048	23,025,708
				127,523,654
Chemicals & Plastics-1.12%
AkzoNoble Chemicals, Term Loan (3 mo. SOFR + 2.85%)	7.90%	10/01/2025	41,331	41,260,892
Containers & Glass Products-2.08%
Berry Global, Inc., Term Loan Z (1 mo. USD LIBOR + 1.75%)	6.85%	07/01/2026	42,428	42,168,896
Flex Acquisition Co., Inc., First Lien Term Loan B (1 mo. SOFR + 4.28%)	9.53%	04/13/2029	36,162	34,442,342
				76,611,238
Cosmetics & Toiletries-0.80%
Bausch and Lomb, Inc., Term Loan (3 mo. SOFR + 3.25%)	8.46%	05/10/2027	30,368	29,423,380
Drugs-2.30%
Amneal Pharmaceuticals LLC, Term Loan (1 mo. SOFR + 3.61%)	8.77%	05/04/2025	31,398	28,067,799
Jazz Pharmaceuticals, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	8.65%	04/21/2028	32,553	32,523,892
Valeant Pharmaceuticals International, Inc., Term Loan B (Canada) (1 mo. SOFR + 5.35%)	10.42%	01/27/2027	30,183	23,920,313
				84,512,004
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electronics & Electrical-14.81%
Boxer Parent Co., Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	8.90%	10/02/2025	$37,258	$36,792,676
Central Parent, Inc., First Lien Term Loan (3 mo. SOFR + 4.25%)	9.15%	07/06/2029	44,242	43,653,132
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	8.40%	04/06/2026	32,366	30,472,692
CoreLogic, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	8.69%	04/09/2028	44,357	39,813,413
Entegris, Inc., Term Loan B (1 mo. SOFR + 2.75%)	7.90%	07/06/2029	30,288	30,280,513
Finastra USA, Inc., First Lien Term Loan (United Kingdom) (2 mo. USD LIBOR + 3.50%)	8.65%	06/13/2024	39,750	37,908,030
Hyland Software, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	8.65%	07/01/2024	31,536	31,003,763
McAfee Enterprise, Term Loan B (3 mo. USD LIBOR + 4.75%)	10.03%	07/27/2028	38,136	27,187,573
McAfee LLC, Term Loan B-1 (1 mo. SOFR + 3.85%)	8.84%	03/01/2029	62,149	58,393,854
NortonLifeLock, Inc., Term Loan B (1 mo. SOFR + 2.10%)	7.25%	01/28/2029	40,463	39,871,202
Open Text Corp., Incremental Term Loan B (Canada) (1 mo. SOFR + 3.60%)	8.75%	08/27/2029	18,575	18,559,363
Proofpoint, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	8.40%	08/31/2028	30,966	29,967,653
Quest Software US Holdings, Inc., Term Loan B (3 mo. SOFR + 4.40%)	9.45%	01/19/2029	33,323	28,332,099
RealPage, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	8.15%	04/24/2028	39,729	38,264,287
Ultimate Software Group, Inc., First Lien Incremental Term Loan (3 mo. SOFR + 3.35%)	8.27%	05/04/2026	55,816	53,701,332
				544,201,582
Financial Intermediaries-0.99%
Citadel Advisors Holdings L.P., Term Loan B (1 mo. SOFR + 2.61%)	7.77%	02/15/2028	36,638	36,209,573
Food Products-1.53%
Froneri International PLC, Term Loan B-2 (United Kingdom) (3 mo. USD LIBOR + 2.25%)	7.41%	01/29/2027	32,109	31,445,468
Panther BF Aggregator 2 L.P., Term Loan B (Canada) (1 mo. SOFR + 3.75%)	8.90%	04/20/2030	25,000	24,796,875
				56,242,343
Food Service-2.62%
IRB Holding Corp., Term Loan (1 mo. SOFR + 3.10%)	8.25%	12/15/2027	52,730	51,260,379
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	6.90%	11/19/2026	45,984	45,092,863
				96,353,242
Health Care-12.91%
athenahealth Group, Inc.
Term Loan (1 mo. SOFR + 3.50%)	8.60%	02/15/2029	65,717	62,356,690
Delayed Draw Term Loan(c)	0.00%	02/15/2029	8,177	7,660,374
DaVita HealthCare Partners, Inc., Term Loan B-1 (1 mo. SOFR + 1.75%)	7.02%	08/12/2026	33,094	32,327,329
Elanco Animal Health, Inc., Term Loan (1 mo. SOFR + 1.85%)	6.84%	08/01/2027	47,957	46,529,614
Gainwell Acquisition Corp., First Lien Term Loan B (3 mo. SOFR + 4.10%)	9.00%	10/01/2027	50,544	47,937,986
ICON PLC
Term Loan (3 mo. SOFR + 2.51%)	7.41%	07/03/2028	8,075	7,618,766
Term Loan (3 mo. SOFR + 2.51%)	7.41%	07/03/2028	30,523	30,512,333
LifePoint Health, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 3.75%)	9.02%	11/16/2025	40,864	35,968,603
Mozart Debt Merger Sub, Inc. (Medline Industries), Term Loan (1 mo. USD LIBOR + 3.25%)	8.40%	10/01/2028	63,176	61,328,794
Organon & Co., Term Loan B (3 mo. USD LIBOR + 3.00%)	8.00%	06/02/2028	28,786	28,722,690
PAREXEL International Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	8.40%	11/15/2028	33,448	32,401,112
Sunshine Luxembourg VII S.a.r.l. (Nestle Skin Health), Term Loan (Switzerland) (3 mo. USD LIBOR + 3.75%)	8.91%	10/01/2026	36,839	36,011,376
Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	9.15%	08/27/2025	45,079	45,046,099
				474,421,766
Home Furnishings-1.05%
Hunter Douglas Holding B.V., Term Loan B-1 (3 mo. SOFR + 3.50%)	8.67%	02/26/2029	41,972	38,734,566
Industrial Equipment-2.82%
Madison IAQ LLC, Term Loan (6 mo. USD LIBOR + 3.25%)	8.30%	06/21/2028	30,724	29,482,359
MKS Instruments, Inc., Term Loan B (1 mo. SOFR + 2.85%)	7.95%	08/17/2029	42,207	41,837,520
Thyssenkrupp Elevators (Vertical Midco GmbH), Term Loan B (Germany) (6 mo. USD LIBOR + 3.50%)	8.60%	07/31/2027	33,318	32,199,894
				103,519,773
Insurance-5.68%
Acrisure LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	8.65%	02/15/2027	38,549	35,981,582
AmWINS Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	7.40%	02/19/2028	30,931	30,368,665
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Insurance-(continued)
HUB International Ltd.
Incremental Term Loan B-3 (1 mo. USD LIBOR + 3.25%)	8.40%	04/25/2025	$37,648	$37,452,743
Term Loan (1 mo. USD LIBOR + 3.00%)	8.14%	04/25/2025	40,011	39,762,998
Hyperion Insurance Group Ltd., Term Loan B (United Kingdom) (1 mo. USD LIBOR + 3.25%)	8.44%	11/12/2027	33,706	33,099,614
Sedgwick Claims Management Services, Inc., Term Loan B (1 mo. SOFR + 3.75%)	8.90%	02/21/2028	1,791	1,744,913
USI, Inc., Term Loan (3 mo. SOFR + 3.75%)	8.65%	11/22/2029	30,588	30,157,993
				208,568,508
Leisure Goods, Activities & Movies-1.38%
UFC Holdings LLC, Term Loan B-3 (3 mo. USD LIBOR + 2.75%)	8.05%	04/29/2026	34,543	34,163,847
William Morris Endeavor Entertainment LLC, First Lien Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	7.91%	05/16/2025	16,772	16,583,264
				50,747,111
Lodging & Casinos-2.89%
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. SOFR + 4.00%)	9.15%	01/31/2029	40,587	39,153,728
Flutter Financing B.V. (Stars Group), Term Loan (3 mo. LIBOR + 2.25%)	7.41%	07/21/2026	35,754	35,658,604
Hilton Worldwide Finance LLC, Term Loan B-2 (1 mo. SOFR + 1.75%)	6.95%	06/22/2026	31,525	31,399,532
				106,211,864
Nonferrous Metals & Minerals-0.28%
Prince Mineral Holding Corp., Term Loan B(d)	-	04/21/2029	11,925	10,326,334
Oil & Gas-0.90%
Blackstone CQP Holdco, Term Loan B (3 mo. USD LIBOR + 3.50%)	8.66%	05/26/2028	33,174	33,023,690
Publishing-2.43%
Micro Holding L.P., Term Loan B-3 (1 mo. SOFR + 4.25%)	9.40%	04/20/2028	55,500	52,695,251
Nielsen Finance LLC, Term Loan B (3 mo. SOFR + 5.10%)	10.00%	04/11/2029	40,850	36,696,985
				89,392,236
Radio & Television-1.11%
Diamond Sports Holdings LLC, Second Lien Term Loan (e)(f)	0.00%	08/24/2026	45,531	1,935,046
DIRECTV Financing LLC, Term Loan B (1 mo. USD LIBOR + 5.00%)	10.15%	07/25/2027	40,646	38,683,370
				40,618,416
Rail Industries-0.81%
Genesee & Wyoming, Inc., Term Loan (3 mo. SOFR + 2.00%)	7.00%	12/30/2026	29,746	29,656,094
Retailers (except Food & Drug)-3.57%
Bass Pro Group LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.75%)	8.90%	03/06/2028	56,432	54,922,596
Harbor Freight Tools USA, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	7.90%	10/19/2027	35,478	34,154,851
Pilot Travel Centers LLC, Term Loan B (1 mo. SOFR + 2.10%)	7.25%	07/31/2028	42,493	42,182,219
				131,259,666
Telecommunications-5.54%
CenturyLink, Inc., Term Loan B (1 mo. SOFR + 2.25%)	7.40%	03/15/2027	48,314	33,480,806
Genesys Cloud Services Holdings I LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	9.15%	12/01/2027	32,119	31,378,973
II-VI, Inc., Term Loan B (1 mo. SOFR + 2.86%)	8.02%	07/01/2029	31,353	31,157,283
Intelsat Jackson Holdings S.A., Term Loan B (Luxembourg) (3 mo. SOFR + 4.40%)	9.44%	02/01/2029	32,545	32,054,105
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	8.40%	09/25/2026	41,658	34,720,530
Zayo Group Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	8.15%	03/09/2027	52,693	40,715,240
				203,506,937
Utilities-2.33%
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	7.90%	08/01/2025	36,592	36,268,044
Pacific Gas and Electric Co., Term Loan (1 mo. USD LIBOR + 3.00%)	8.19%	06/23/2025	20,337	20,214,489
Vistra Operations Co. LLC, Incremental Term Loan (1 mo. USD LIBOR + 1.75%)	6.90%	12/31/2025	29,406	29,221,966
				85,704,499
Total Variable Rate Senior Loan Interests (Cost $3,409,102,600)				3,358,437,241
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes-3.22%
Aerospace & Defense-0.25%
TransDigm, Inc.(g)	6.25%	03/15/2026	$9,081	$9,027,001
Commercial Services & Supplies-0.57%
ADT Security Corp. (The)(g)	4.13%	08/01/2029	8,296	7,250,206
Prime Security Services Borrower LLC/Prime Finance, Inc.(g)	5.75%	04/15/2026	14,160	13,873,279
				21,123,485
Diversified Telecommunication Services-0.16%
CommScope, Inc.(g)	6.00%	03/01/2026	1,690	1,589,139
CommScope, Inc.(g)	4.75%	09/01/2029	3,634	2,866,794
Zayo Group Holdings, Inc.(g)	4.00%	03/01/2027	2,000	1,399,339
				5,855,272
Electric Utilities-0.40%
PG&E Corp.	5.00%	07/01/2028	8,000	7,386,635
PG&E Corp.	5.25%	07/01/2030	6,000	5,428,556
Vistra Operations Co. LLC(g)	4.30%	07/15/2029	2,000	1,786,381
				14,601,572
Health Care Equipment & Supplies-0.21%
Medline Borrower L.P.(g)	3.88%	04/01/2029	9,000	7,771,857
Hotels, Restaurants & Leisure-0.47%
1011778 BC ULC/New Red Finance, Inc. (Canada)(g)	3.88%	01/15/2028	15,000	13,770,922
1011778 BC ULC/New Red Finance, Inc. (Canada)(g)	3.50%	02/15/2029	4,000	3,548,264
				17,319,186
Insurance-0.17%
Acrisure LLC/Acrisure Finance, Inc., (Acquired 01/29/2021 - 03/03/2021; Cost $7,259,500)(g)(h)	4.25%	02/15/2029	7,282	6,137,849
Machinery-0.05%
TK Elevator US Newco, Inc. (Germany)(g)	5.25%	07/15/2027	2,000	1,844,024
Media-0.49%
CSC Holdings LLC(g)	6.50%	02/01/2029	2,000	1,577,117
Virgin Media Secured Finance PLC (United Kingdom)(g)	4.50%	08/15/2030	11,000	9,156,704
VZ Secured Financing B.V. (Netherlands)(g)	5.00%	01/15/2032	6,190	4,929,128
Ziggo B.V. (Netherlands)(g)	4.88%	01/15/2030	3,000	2,501,474
				18,164,423
Passenger Airlines-0.26%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(g)	5.50%	04/20/2026	1,296	1,273,074
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(g)	5.75%	04/20/2029	3,378	3,239,885
United Airlines, Inc.(g)	4.38%	04/15/2026	895	847,611
United Airlines, Inc.(g)	4.63%	04/15/2029	4,478	4,060,907
				9,421,477
Pharmaceuticals-0.04%
Organon & Co./Organon Foreign Debt Co-Issuer B.V.(g)	4.13%	04/30/2028	1,832	1,632,965
Real Estate Management & Development-0.15%
Cushman & Wakefield US Borrower LLC(g)	6.75%	05/15/2028	6,000	5,360,940
Total U.S. Dollar Denominated Bonds & Notes (Cost $133,351,288)				118,260,051
			Shares
Money Market Funds-7.58%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 5.02%(i)(j) (Cost $278,656,699)			278,656,699	278,656,699
TOTAL INVESTMENTS IN SECURITIES-102.20% (Cost $3,821,110,587)				3,755,353,991
OTHER ASSETS LESS LIABILITIES-(2.20)%				(80,712,511)
NET ASSETS-100.00%				$3,674,641,480

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
May 31, 2023
(Unaudited)
Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(d)	This variable rate interest will settle after May 31, 2023, at which time the interest rate will be determined.
(e)	The borrower has filed for protection in federal bankruptcy court.
(f)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at May 31, 2023 represented less than 1% of the Fund’s Net Assets.
(g)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $105,444,860, which represented 2.87% of the Fund’s Net Assets.
(h)	Restricted security. The value of this security at May 31, 2023 represented less than 1% of the Fund’s Net Assets.
(i)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$508,484,125	$2,670,683,419	$(3,179,167,544)	$-	$-	$-	$6,250,444
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	2,458,803,419	(2,180,146,720)	-	-	278,656,699	8,432,007
Total	$508,484,125	$5,129,486,838	$(5,359,314,264)	$-	$-	$278,656,699	$14,682,451

(j)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$-	$3,358,437,241	$-	$3,358,437,241
U.S. Dollar Denominated Bonds & Notes	-	118,260,051	-	118,260,051
Money Market Funds	278,656,699	-	-	278,656,699
Total Investments	$278,656,699	$3,476,697,292	$-	$3,755,353,991